Share Capital and Capital Surplus and Others - Summary of Allocation of New Shares to Shareholders (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Allocation of New Shares to Shareholders [Line Items]
Par value per share	₩ 100	₩ 500
SK Square Co., Ltd [Member]
Disclosure of Allocation of New Shares to Shareholders [Line Items]
Name of reporting entity or other means of identification	SK Square Co., Ltd.
Par value per share	₩ 0.3926375
SKTelecomCo.,Ltd [Member]
Disclosure of Allocation of New Shares to Shareholders [Line Items]
Name of reporting entity or other means of identification	SK Telecom Co., Ltd.
Par value per share	₩ 0.6073625